Related Party Transactions (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Beginning Balance as of January 1,	$ 62,500	$ 582,682	$ 582,682
Ending Balance as of June 30,	44,491		$ 62,500	$ 582,682
Chief Executive Officer [Member]
Beginning Balance as of January 1,	62,500
Monies owed	37,500
Monies paid	(30,000)
Ending Balance as of June 30,	7,500		$ 62,500
Chief Technical Officer [Member]
Beginning Balance as of January 1,	15,050	$ 0	$ 0	$ 0
Monies owed	224,658			218,195
Monies paid	(205,217)			(203,145)
Ending Balance as of June 30,	34,491		$ 15,050	0
Former Chief Executive Officer / Director [Member]
Beginning Balance as of January 1,	62,500	$ 114,434	114,434
Monies owed	9,000	7,679
Monies paid	(69,000)	(22,113)
Ending Balance as of June 30,	$ 2,500	$ 100,000	$ 62,500	$ 114,434